Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue	12 Months Ended
	Dec. 31, 2023 MYR (RM)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 MYR (RM)		Dec. 31, 2021 MYR (RM)
Customer A [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group’s revenue	RM 22,178,443		$ 4,832,642		RM 19,139,493		RM 22,081,000
Customer B [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group’s revenue		[1]		[1]	9,462,273		9,627,000
Customer C [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group’s revenue	30,728,922		6,695,775			[1]		[1]
Customer D [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group’s revenue	RM 7,572,345		$ 1,650,000			[1]		[1]

[1]	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.